Shareholders' Capital (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 05, 2020
Number of shares
Common shares repurchased (in shares)	2,165,600	24,073,000
Amount
Redemption of restricted shares	$ 0.0	$ (0.8)
Common shares repurchased	(12.7)	(122.6)
Shareholders’ capital	$ 16,451.5	$ 16,449.0
Number of shares authorized for repurchase (in shares)			36,884,438
Percent of public float			7.00%
Shareholders’ capital
Number of shares
Common shares, beginning of year (in shares)	529,399,923	550,151,561
Issued on redemption of restricted stock (in shares)	2,801,599	3,321,362
Common shares, end of year (in shares)	530,035,922	529,399,923
Amount
Common shares, beginning of year	$ 16,705.1	$ 16,803.0
Redemption of restricted shares	15.2	24.7
Common shares, end of year	16,707.6	16,705.1
Cumulative share issue costs, net of tax	(256.1)	(256.1)
Shareholders’ capital	$ 16,451.5	$ 16,449.0
Subsequent Event
Amount
Number of shares purchased, for cancellation (in shares)	2,200,000
Reduction of issued capital	$ 12.7